Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Buildings	68,319	9,813	68,319
Plant and equipment	817,715	117,458	808,717
Computer equipment	3,163	454	3,027
Furniture and fixtures	19,631	2,820	14,528
Motor vehicles	1,452	209	1,824
	910,280	130,754	896,415
Less: accumulated depreciation	(600,419)	(86,245)	(558,028)
Impairment of plant and equipment	(7,219)	(1,037)	(7,219)
	302,642	43,472	331,168